Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Schedule of minimum future lease payments
Year ended December 31,
2018	$1,335
2019	2,046
2020	2,136
2021	2,105
2022 and thereafter	2,064

$9,686